Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, authorized share capital (in Dollars)	$ 50,000	$ 50,000
Class A Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, shares authorized	9,000,000	9,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	1,577,944	1,577,944
Ordinary shares, shares outstanding	1,577,944	1,577,944
Class B Ordinary Shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, shares authorized	1,000,000	1,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	403,000	403,000
Ordinary shares, shares outstanding	403,000	403,000